Subsequent Events - Additional Information (Details)	Jan. 01, 2026
EBP 003 | Subsequent Event
EBP, Subsequent Event [Line Items]
Plan amendment description	Effective January 1, 2026, the Company amended the Plan to require catch-up eligible participants whose FICA wages exceeded $145,000 in the prior plan year to make catch-up contributions on a Roth (after-tax) basis.